Allowance for Loan Losses (Details 4) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Aging of Receivables Held-for-Investment
30-59 Days Past Due	$ 29,122,000	$ 16,893,000
60-89 Days Past Due	2,842,000	12,710,000
90 Days Past Due	37,551,000	89,487,000
Total Past Due	69,515,000	119,090,000
Current	2,206,645,000	2,172,032,000
Total Financing Receivables	2,276,160,000	2,291,122,000
Loans 90 Days Past Due and Accruing		154,000
Commercial and industrial [Member]
Aging of Receivables Held-for-Investment
Total Financing Receivables	556,966,000	551,396,000
CRE owner occupied [Member]
Aging of Receivables Held-for-Investment
Total Financing Receivables	527,825,000	604,361,000
CRE non-owner occupied [Member]
Aging of Receivables Held-for-Investment
Total Financing Receivables	584,857,000	626,795,000
Land and development [Member]
Aging of Receivables Held-for-Investment
Total Financing Receivables	55,919,000	95,474,000
Home equity lines of credit [Member]
Aging of Receivables Held-for-Investment
Total Financing Receivables	207,720,000	224,517,000
Home Equity Term Loans [Member]
Aging of Receivables Held-for-Investment
Total Financing Receivables	30,842,000	41,470,000
Residential Real Estate [Member]
Aging of Receivables Held-for-Investment
Total Financing Receivables	273,413,000	100,438,000
Other [Member]
Aging of Receivables Held-for-Investment
Total Financing Receivables	38,618,000	46,671,000
Commercial [Member] | Commercial and industrial [Member]
Aging of Receivables Held-for-Investment
30-59 Days Past Due	3,192,000	1,024,000
60-89 Days Past Due	797,000	4,600,000
90 Days Past Due	2,350,000	6,407,000
Total Past Due	6,339,000	12,031,000
Current	550,627,000	539,365,000
Total Financing Receivables	556,966,000	551,396,000
Loans 90 Days Past Due and Accruing
Commercial [Member] | CRE owner occupied [Member]
Aging of Receivables Held-for-Investment
30-59 Days Past Due	5,828,000	6,408,000
60-89 Days Past Due	223,000	1,176,000
90 Days Past Due	10,811,000	35,003,000
Total Past Due	16,862,000	42,587,000
Current	510,963,000	561,774,000
Total Financing Receivables	527,825,000	604,361,000
Loans 90 Days Past Due and Accruing
Commercial [Member] | CRE non-owner occupied [Member]
Aging of Receivables Held-for-Investment
30-59 Days Past Due	4,037,000	2,187,000
60-89 Days Past Due	1,000	4,981,000
90 Days Past Due	2,974,000	8,398,000
Total Past Due	7,012,000	15,566,000
Current	577,845,000	611,229,000
Total Financing Receivables	584,857,000	626,795,000
Loans 90 Days Past Due and Accruing
Commercial [Member] | Land and development [Member]
Aging of Receivables Held-for-Investment
30-59 Days Past Due	3,823,000	371,000
90 Days Past Due	12,139,000	32,088,000
Total Past Due	15,962,000	32,459,000
Current	39,957,000	63,015,000
Total Financing Receivables	55,919,000	95,474,000
Loans 90 Days Past Due and Accruing
Consumer [Member] | Home equity lines of credit [Member]
Aging of Receivables Held-for-Investment
30-59 Days Past Due	2,296,000	2,001,000
60-89 Days Past Due	880,000	1,016,000
90 Days Past Due	2,518,000	3,182,000
Total Past Due	5,694,000	6,199,000
Current	202,026,000	218,318,000
Total Financing Receivables	207,720,000	224,517,000
Loans 90 Days Past Due and Accruing		138,000
Consumer [Member] | Home Equity Term Loans [Member]
Aging of Receivables Held-for-Investment
30-59 Days Past Due	960,000	687,000
60-89 Days Past Due	340,000	145,000
90 Days Past Due	972,000	1,200,000
Total Past Due	2,272,000	2,032,000
Current	28,570,000	39,438,000
Total Financing Receivables	30,842,000	41,470,000
Loans 90 Days Past Due and Accruing
Consumer [Member] | Residential Real Estate [Member]
Aging of Receivables Held-for-Investment
30-59 Days Past Due	8,387,000	3,324,000
60-89 Days Past Due	328,000	565,000
90 Days Past Due	5,288,000	2,307,000
Total Past Due	14,003,000	6,196,000
Current	259,410,000	94,242,000
Total Financing Receivables	273,413,000	100,438,000
Loans 90 Days Past Due and Accruing
Consumer [Member] | Other [Member]
Aging of Receivables Held-for-Investment
30-59 Days Past Due	599,000	891,000
60-89 Days Past Due	273,000	227,000
90 Days Past Due	499,000	902,000
Total Past Due	1,371,000	2,020,000
Current	37,247,000	44,651,000
Total Financing Receivables	38,618,000	46,671,000
Loans 90 Days Past Due and Accruing		$ 16,000